RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair Value of Non-Derivative Financial Instruments (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD
Carrying and fair values of non-derivative financial instruments
Current and Long-term debt				CAD (40,150)		CAD (31,456)
Junior subordinated notes (Note 18)				(3,931)		(2,409)
Long-term debt | $			$ 850		$ 850
Interest rate swap agreements
Carrying and fair values of non-derivative financial instruments
Fair value adjustments - gains (losses)	CAD 2	CAD 2
Long-term debt hedged | $			$ 850		$ 850
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Notes receivable				165		214
Current and Long-term debt				(40,150)		(31,456)
Junior subordinated notes (Note 18)				(3,931)		(2,409)
Total liabilities				(43,916)		(33,651)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Notes receivable				211		265
Current and Long-term debt				(45,047)		(34,309)
Junior subordinated notes (Note 18)				(3,825)		(2,011)
Total liabilities				CAD (48,661)		CAD (36,055)